Mergers and Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Mergers and Acquisitions
12.  Mergers and Acquisitions

On November 5, 2013, the Company acquired all of the outstanding common shares of The Wilton Bank (“Wilton”).  This business combination expanded the Bank’s presence in Fairfield County and enhanced opportunities for businesses, customer relationships, employees and the communities served by the Bank.

On the acquisition date, Wilton had 372,985 outstanding common shares, net of 108,260 shares of treasury stock, and shareholders’ equity of $6.3 million.  Wilton shareholders received $13.50 per share resulting in a consideration value of $5.0 million.

The assets and liabilities in the Wilton acquisition were recorded at their fair value based on management’s best estimate using information available at the date of acquisition.  Consideration paid and fair values of Wilton’s assets acquired and liabilities assumed are summarized in the following tables:

Consideration paid: (In thousands)	Amount

Cash consideration paid to Wilton shareholders	$5,035

Recognized amounts of identifiable assets acquired		Fair Value		As Recorded
and (liabilities) assumed: (In thousands)	As Acquired	Adjustments		at Acquisition

Cash	$35,919	$-		$35,919
Held to maturity investments securities	1,022	-		1,022
Loans	27,097	(2,008)	(a)	25,089
Premises and equipment	4,303	-		4,303
Other real estate owned	1,895	(450)	(b)	1,445
Core deposit intangibles	-	499	(c)	499
Deferred tax assets, net	-	1,997	(d)	1,997
Other assets	587	-		587
Deposits	(64,145)	(12)	(e)	(64,157)
Other liabilities	(336)	-		(336)
Total identifiable net assets	$6,342	$26		$6,368

Gain on purchase				$(1,333)

Explanation of fair value adjustments:

a)
The adjustment represents the write down of the book value of loans to their estimated fair value based on current interest rates and expected cash flows, which includes an estimate of expected loan loss inherent in the portfolio.

b)	The adjustment represents the write down of the book value of foreclosed real estate to their estimated fair value based on current appraisals.
c)
Represents the economic value of the acquired core deposit base (total deposits less jumbo time deposits).  The core deposit intangible will be amortized over an estimated life of 9.3 years based on the double declining balance method of amortization.

d)	Represents net deferred tax assets resulting from the fair value adjustments related to the acquired assets and liabilities, identifiable intangibles and other purchase accounting adjustments.
e)	The adjustment represents the fair value of time deposits, which were valued at a premium of 0.11% as they bore slightly higher rates than the prevailing market.

Except for collateral dependent loans with deteriorated credit quality, the fair values for loans acquired from Wilton were estimated using cash flow projections based on the remaining maturity and repricing terms. Cash flows were adjusted by estimating future credit losses and the rate of prepayments. Projected monthly cash flows were then discounted to present value using a risk-adjusted market rate for similar loans. For collateral dependent loans with deteriorated credit quality, to estimate the fair value, the Company analyzed the value of the underlying collateral of the loans, assuming the fair values of the loans were derived from the eventual sale of the collateral. Those values were discounted using market derived rates of return, with consideration given to the period of time and costs associated with the foreclosure and disposition of the collateral. There was no carryover of Wilton’s allowance for credit losses associated with the loans that were acquired as the loans were initially recorded at fair value.

Information about the acquired loan portfolio subject to purchased credit impaired accounting guidance (ASC 310-30) as of November 5, 2013 was as follows:

November 5, 2013
(In thousands)

Contractually required principal and interest at acquisition	$14,528
Contractual cash flows not expected to be collected (nonaccretable discount)	(1,412)
Expected cash flows at acquisition	13,116
Interest component of expected cash flows (accretable discount)	(1,513)
Fair value of acquired loans	$11,603

  4.  Mergers and Acquisitions
On November 5, 2013, the Company acquired all of the outstanding common shares of The Wilton Bank (“Wilton”). Wilton was a state chartered commercial bank located in Wilton, Connecticut, which operated as one branch. As a result of the transaction, Wilton merged into Bankwell Bank. This business combination expanded the Bank’s presence in Fairfield County and enhanced opportunities for businesses, customer relationships, employees and the communities served by the Bank.
On the acquisition date, Wilton had 372,985 outstanding common shares, net of 108,260 shares of treasury stock, and shareholders’ equity of $6.3 million. Wilton shareholders received $13.50 per share resulting in a consideration value of $5.0 million.
The results of Wilton’s operations are included in the Company’s Consolidated Statement of Income from the acquisition date. The Company recorded merger and acquisition expenses totaling $908 thousand during the year ended December 31, 2013.
The assets and liabilities in the Wilton acquisition were recorded at their fair value based on management’s best estimate using information available at the date of acquisition. Consideration paid and fair values of Wilton’s assets acquired and liabilities assumed are summarized in the following tables:
Consideration paid:

(In thousands)	Amount
Cash consideration paid to Wilton shareholders	$5,035

Recognized amounts of identifiable assets acquired and (liabilities) assumed:

(In thousands)	As Acquired	Fair Value Adjustments		As Recorded at Acquisition
Cash	$35,919	$—		$35,919
Held to maturity investments securities	1,022	—		1,022
Loans	27,097	(2,008	)(a)	25,089
Premises and equipment	4,303	—		4,303
Other real estate owned	1,895	(450	)(b)	1,445
Core deposit intangibles	—	499	(c)	499
Deferred tax assets, net	—	1,997	(d)	1,997
Other assets	587	—		587
Deposits	(64,145)	(12	)(e)	(64,157)
Other liabilities	(336)	—		(336)
Total identifiable net assets	$6,342	$26		$6,368
Gain on purchase				$(1,333)

Explanation of fair value adjustments:
(a)
  The adjustment represents the write down of the book value of loans to their estimated fair value based on current interest rates and expected cash flows, which includes an estimate of expected loan loss inherent in the portfolio.
(b)
  The adjustment represents the write down of the book value of foreclosed real estate to their estimated fair value based on current appraisals.
(c)
  Represents the economic value of the acquired core deposit base (total deposits less jumbo time deposits). The core deposit intangible will be amortized over an estimated life of 9.3 years based on the double declining balance method of amortization.
(d)
  Represents net deferred tax assets resulting from the fair value adjustments related to the acquired assets and liabilities, identifiable intangibles and other purchase accounting adjustments.
(e)
  The adjustment represents the fair value of time deposits, which were valued at a premium of 0.11% as they bore slightly higher rates than the prevailing market.
Except for collateral dependent loans with deteriorated credit quality, the fair values for loans acquired from Wilton were estimated using cash flow projections based on the remaining maturity and repricing terms. Cash flows were adjusted by estimating future credit losses and the rate of prepayments. Projected monthly cash flows were then discounted to present value using a risk-adjusted market rate for similar loans. For collateral dependent loans with deteriorated credit quality, to estimate the fair value, the Company analyzed the value of the underlying collateral of the loans, assuming the fair values of the loans were derived from the eventual sale of the collateral. Those values were discounted using market derived rates of return, with consideration given to the period of time and costs associated with the foreclosure and disposition of the collateral. There was no carryover of Wilton’s allowance for credit losses associated with the loans that were acquired as the loans were initially recorded at fair value.
Information about the acquired loan portfolio subject to purchased credit impaired accounting guidance (ASC 310-30) as of November 5, 2013 is, as follows:

(In thousands)	November 5, 2013
Contractually required principal and interest at acquisition	$14,528
Contractual cash flows not expected to be collected (nonaccretable discount)	(1,412)
Expected cash flows at acquisition	13,116
Interest component of expected cash flows (accretable discount)	(1,513)
Fair value of acquired loans	$11,603

The following table discloses unaudited pro forma supplemental information from the combined results of operations of 2013 and 2012 assuming the acquisition of Wilton had been completed as of January 1, 2012.

	Pro Forma (Unaudited)
	Twelve Months Ended December 31,
(In thousands, except per share amounts)	2013	2012
Net interest income	$26,456	$21,735
Noninterest income	3,758	623
Net income (loss) attributable to common shareholders	3,767	241
Pro forma earnings (loss) per share
Basic	$1.09	$0.09
Diluted	$1.07	$0.08

The unaudited pro forma supplemental information combines the historical results of Bankwell and Wilton. The unaudited pro forma information includes adjustment for scheduled amortization and accretion of fair value adjustments recorded at the time of the merger. These adjustments would have been different if they had been recorded on January 1, 2012. The pro forma income does not indicate what would have occurred had the acquisition taken place on January 1, 2012 and does not indicate expected future results. Operating cost savings and other business synergies expected as a result of the acquisition are not reflected in the pro forma amounts. Non-recurring expenses and income related to the acquisition including professional fees, system conversion and integration costs, as well as the bargain purchase gain are excluded from the 2013 period in which the amounts were recognized. In 2013, non-recurring expenses amounted to $908 thousand, and the bargain purchase gain totaled $1.3 million. Since the acquisition date of November 5, 2013 through December 31, 2013, revenues and earnings recorded by the Company related to the acquired operations approximated $425 thousand and $212 thousand, respectively.